Changes in the Group structure	6 Months Ended
Jun. 30, 2019
Changes in the Group structure
Changes in the Group structure

2) Changes in the Group structure

2.1) Main acquisitions and divestments

➢	Integrated Gas, Renewables & Power
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On March 4, 2019, TOTAL and Novatek signed a definitive agreement for the acquisition of a 10% direct interest by TOTAL in Arctic LNG 2, a major liquefied natural gas development led by Novatek on the Gydan Peninsula, Russia.

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On March 15, 2019, TOTAL finalized the sale of 4% of its interest in the Ichthys liquefied natural gas (LNG) project in Australia to operating partner INPEX, reducing its interest in the project from 30% to 26%.

➢	Exploration & Production
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On April 1, 2019, Total acquired all the share capital of Chevron Denmark Inc. which holds a 12% interest in the Danish Underground Consortium (DUC), a 12% interest in Licence 8/06, and a 7.5% interest in the Tyra West pipeline. The acquisition increased TOTAL’s operated share of DUC from 31.2% to 43.2%.